Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Losses before income taxes includes the following components:
	Year Ended December 31,
	2022	2021
United States	$(38,302)	$(53,547)
Foreign	(496)	(1,026)
Total	$(38,798)	$(54,573)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes provision (benefit) for the years ended December 31, 2022 and 2021 consists of the following (in thousands):
	December 31,
	2022	2021
Current:
Federal	$—	$—
United States	11	—
Foreign	—	—
Total Current	11	—

Deferred
Federal	(6,710)	(5,460)
State	(699)	(4,779)
Change in valuation allowance	7,409	10,239
Total Deferred	—	—
Total tax provision	$11	$—

Schedule of Effective Income Tax Rate Reconciliation
The reconciliations between the federal statutory income tax rate and the Company's effective income tax rate were as follows:
	Year Ended December 31,
	2022	2021
Federal statutory income tax rate	21.0%	21.0%
Stock compensation	(2.3)%	(2.3)%
Foreign rate differential	(0.3)%	(0.1)%
Interest	—%	(4.3)%
R&D and other tax credit changes	1.4%	2.8%
Permanent items	(0.3)%	(7.3)%
Global Intangible Low-Taxed Income	(0.3)%	—%
Nontaxable Income	—%	0.3%
Change in valuation allowance	(19.2)%	(10.1)%
Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax asset at December 31, 2022 and 2021 were as follows (in thousands):
	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforwards	$32,659	$29,211
R&D and other tax credit carryovers	7,444	6,752
Lease liability	879	1,224
Stock-based compensation	1,005	3,070
Accrued compensation and other expenses	149	536
Fixed assets	5,020	—
Total deferred tax assets	47,156	40,793
Deferred tax liabilities
Fixed assets	—	(37)
Right of use assets	(38)	(1,046)
Valuation allowance	(47,118)	(39,710)
Deferred tax assets, net of allowance	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
Reconciliation of uncertain tax positions as of December 31, 2022 and 2021 was as follows (in thousands):
	December 31,
	2022	2021
Beginning Balance	$3,675	$2,579
Additions
Additions for current year	386	1,073
Additions for prior years	246	23
Ending Balance	$4,307	$3,675

Schedule of Unrecognized Tax Benefits, If Recognized, Would Affect the Effective Tax Rate
Total amount of unrecognized tax benefits, if recognized, would affect the effective tax rate was as follows (in thousands):
	December 31,
	2022	2021
Unrecognized benefits that would affect the effective tax rate	$—	$—
Unrecognized benefits that would not affect the effective tax rate	4,307	3,675
Total unrecognized benefits	$4,307	$3,675